Note 37 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 1,140	€ 1,339	€ 742
Interest expense on financial liabilities designated at fair value through profit or loss	58	52	61
Interest Expense For Financial Liabilities Measured At Amortised Cost	9,985	6,130	6,346
Interest Expense For Adjustment Interest On Accounting Coverage	(232)	(360)	(413)
Interest Expense For Insurance Activity	919	773	721
Interest Expense On Chargeable Cost To Pension Funds	76	52	57
Other Interest Expense	333	342	284
Interest expense	€ 12,279	€ 8,329	€ 7,797